UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance Hexavest U.S. Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.4%

Security	Shares	Value
Brazil — 11.4%
Banco Bradesco SA ADR, PFC Shares	5,613	$80,939
Banco Do Brasil SA ADR	2,046	27,232
BRF-Brasil Foods SA ADR	1,561	36,574
Cia de Bebidas das Americas, PFC Shares	2,400	89,289
Cia Energetica de Minas Gerais SA ADR	3,326	29,834
Cia Paranaense de Energia-Copel, PFC Shares	972	13,589
Itau Unibanco Holding SA ADR, PFC Shares	6,967	107,362
Petroleo Brasileiro SA ADR	5,576	101,260
Souza Cruz SA	2,600	28,125
Telefonica Brasil SA ADR	867	19,230
Telefonica Brasil SA, PFC Shares	1,578	34,665
Tractebel Energia SA	2,276	38,755
Vale SA, PFC Shares	6,048	88,526

		$695,380

Canada — 0.3%
Barrick Gold Corp.	825	$16,047

		$16,047

Chile — 3.1%
Cencosud SA	6,355	$25,927
Empresas Copec SA	2,766	40,498
Enersis SA ADR	5,179	85,453
Latam Airlines Group SA	2,284	37,833

		$189,711

China — 18.3%
Agricultural Bank of China, Ltd., Class H	47,000	$22,649
Bank of China, Ltd., Class H	128,000	60,264
Belle International Holdings, Ltd.	22,000	30,850
China Construction Bank Corp., Class H	110,000	85,583
China Life Insurance Co., Ltd., Class H	28,000	73,914
China Merchants Bank Co., Ltd., Class H	13,000	25,849
China Mobile, Ltd.	16,452	170,963
China Petroleum & Chemical Corp., Class H	78,000	63,142
China Resources Enterprise, Ltd.	8,000	28,281
China Shenhua Energy Co., Ltd., Class H	23,000	69,815
China Telecom Corp., Ltd., Class H	90,000	47,012
China Unicom (Hong Kong), Ltd.	46,000	71,850
Citic Pacific, Ltd.	16,000	22,693
CNOOC, Ltd.	27,000	54,779
Guangdong Investment, Ltd.	28,000	24,068
Hengan International Group Co., Ltd.	6,000	73,506
Industrial & Commercial Bank of China, Ltd., Class H	16,000	11,196
Ping An Insurance (Group) Co. of China, Ltd., Class H	9,000	70,967
Tencent Holdings, Ltd.	500	27,278
Tingyi (Cayman Islands) Holding Corp.	10,000	28,252

1

Security	Shares	Value
Want Want China Holdings, Ltd.	31,000	$47,505

		$1,110,416

India — 4.2%
Dr. Reddy’s Laboratories, Ltd. ADR	1,099	$43,575
HDFC Bank, Ltd. ADR	1,902	68,948
Infosys, Ltd. ADR	1,830	97,100
Sesa Sterlite, Ltd. ADR(1)	2,076	26,780
Tata Steel, Ltd. GDR(2)	3,649	19,885

		$256,288

Malaysia — 3.1%
Genting Bhd	15,900	$52,789
Genting Bhd ADR	1,513	25,093
IOI Corp. Bhd	16,100	27,774
Tenaga Nasional Bhd ADR	6,875	82,180

		$187,836

Mexico — 5.5%
America Movil SAB de CV, Series L	119,937	$128,419
Coca-Cola Femsa SAB de CV, Series L	1,000	12,186
Fomento Economico Mexicano SAB de CV, Series UBD	5,374	50,230
Grupo Televisa SAB, Series CPO	12,642	76,924
Wal-Mart de Mexico SAB de CV, Series V	25,100	65,255

		$333,014

Peru — 0.4%
Cia de Minas Buenaventura SA ADR	1,740	$25,230

		$25,230

Poland — 2.0%
KGHM Polska Miedz SA	1,509	$60,921
Powszechna Kasa Oszczednosci Bank Polski SA	4,626	61,281

		$122,202

Russia — 4.4%
LUKOIL OAO ADR	1,114	$72,934
Mobile TeleSystems ADR	1,606	36,617
OAO Gazprom ADR	13,583	126,729
Rosneft Oil Co. GDR(2)	3,881	30,640

		$266,920

South Africa — 5.8%
AngloGold Ashanti, Ltd.	900	$13,603
Bidvest Group, Ltd.	614	16,360
FirstRand, Ltd.	6,959	24,983
Gold Fields, Ltd.	2,078	9,620
MTN Group, Ltd.	4,907	97,537
Naspers, Ltd., Class N	377	35,288
Remgro, Ltd.	2,673	54,429
Sasol, Ltd.	1,230	62,850
Standard Bank Group, Ltd.	2,948	37,505

		$352,175

2

Security	Shares	Value
South Korea — 19.1%
Celltrion, Inc.	329	$14,307
E-Mart Co., Ltd.	158	37,809
Hana Financial Group, Inc.	2,220	85,364
Hyundai Heavy Industries Co., Ltd.	61	14,567
Hyundai Mobis	152	42,876
Hyundai Motor Co. GDR(2)	2,221	120,600
KB Financial Group, Inc. ADR	903	35,045
Korea Electric Power Corp. ADR(1)	5,028	66,571
KT&G Corp.	1,106	80,752
LG Chem, Ltd.	164	46,261
LG Corp.	414	24,475
LG Household & Health Care, Ltd.	117	60,820
Naver Corp.	26	14,590
POSCO	184	54,932
Samsung C&T Corp.	463	27,473
Samsung Electronics Co., Ltd.	44	60,679
Samsung Electronics Co., Ltd. GDR(2)	235	163,208
Samsung Engineering Co., Ltd.	135	9,519
Samsung Fire & Marine Insurance Co., Ltd.	278	65,009
Shinhan Financial Group Co., Ltd. ADR	1,374	59,549
Shinsegae Co., Ltd.	72	18,126
SK Telecom Co., Ltd. ADR	2,313	56,622

		$1,159,154

Taiwan — 9.8%
AU Optronics Corp. ADR(1)	9,378	$29,635
Cathay Financial Holding Co., Ltd. GDR(3)	6,111	92,141
Chunghwa Telecom Co., Ltd. ADR	2,333	74,283
Far Eastern New Century Corp.	12,406	14,250
Formosa Plastics Corp.	16,000	43,481
Fubon Financial Holding Co., Ltd.	67,000	98,192
Hon Hai Precision Industry Co., Ltd. GDR(2)	12,452	61,787
Taiwan Mobile Co., Ltd.	6,000	20,465
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,757	161,216

		$595,450

Total Common Stocks (identified cost $4,917,520)		$5,309,823

Exchange-Traded Funds — 5.8%

Security	Shares	Value
Equity Funds — 5.8%
iShares India 50 ETF	3,917	$90,835
iShares MSCI South Korea Capped ETF	3,730	238,384
iShares S&P/TSX Global Gold Index Fund	2,522	27,140

		$356,359

Total Exchange-Traded Funds (identified cost $353,245)		$356,359

3

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$182	$182,032

Total Short-Term Investments (identified cost $182,032)		$182,032

Total Investments — 96.2% (identified cost $5,452,797)		$5,848,214

Other Assets, Less Liabilities — 3.8%		$227,911

Net Assets — 100.0%		$6,076,125

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $396,120 or 6.5% of the Fund’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $92,141 or 1.5% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2013 was $34.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	42.4%	$2,575,503
Hong Kong Dollar	18.3	1,110,416
South Korean Won	10.8	657,559
South African Rand	5.8	352,175
Mexican Peso	5.5	333,014
Brazilian Real	4.8	292,949
New Taiwan Dollar	2.9	176,388
Polish Zloty	2.0	122,202
Chilean Peso	1.7	104,258
Malaysian Ringgit	1.3	80,563
Canadian Dollar	0.7	43,187

Total Investments	96.2%	$5,848,214

4

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.6%	$1,248,401
Telecommunication Services	12.5	757,663
Consumer Staples	11.4	692,285
Energy	10.2	622,647
Information Technology	10.1	615,493
Materials	6.7	405,286
Consumer Discretionary	6.6	402,546
Exchange-Traded Funds	5.8	356,359
Utilities	5.6	340,450
Industrials	2.7	167,170
Health Care	1.0	57,882
Short-Term Investments	3.0	182,032

Total Investments	96.2%	$5,848,214

A summary of open financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/18/13	Canadian Dollar 25,558	United States Dollar 24,622	State Street Trust Company Canada	$138	$—	$138
12/18/13	Mexican Peso 1,904,000	United States Dollar 147,237	State Street Trust Company Canada	1,809	—	1,809
12/18/13	Polish Zloty 243,071	United States Dollar 75,562	State Street Trust Company Canada	—	(3,137)	(3,137)
12/18/13	South African Rand 23,778	United States Dollar 2,350	State Street Trust Company Canada	—	(3)	(3)
12/18/13	Thai Baht 3,001,000	United States Dollar 96,340	State Street Trust Company Canada	187	—	187
12/18/13	Thai Baht 719,000	United States Dollar 23,029	State Street Trust Company Canada	—	(8)	(8)
12/18/13	United States Dollar 43,940	Czech Koruna 854,000	State Street Trust Company Canada	1,012	—	1,012
12/18/13	United States Dollar 22,042	Hungarian Forint 5,000,000	State Street Trust Company Canada	859	—	859
12/18/13	United States Dollar 124,110	Mexican Peso 1,633,304	State Street Trust Company Canada	643	—	643
12/18/13	United States Dollar 8,084	New Turkish Lira 16,520	State Street Trust Company Canada	125	—	125
12/18/13	United States Dollar 9,834	Hong Kong Dollar 76,246	State Street Trust Company Canada	1	—	1

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/18/13	United States Dollar 119,865	Thai Baht 3,720,000	State Street Trust Company Canada	$—	$(674)	$(674)
12/18/13	United States Dollar 65,006	New Turkish Lira 129,000	State Street Trust Company Canada	—	(904)	(904)
12/23/13	Chilean Peso 84,936,300	United States Dollar 166,941	State Street Trust Company Canada	2,239	—	2,239
12/23/13	New Taiwan Dollar 541,849	United States Dollar 18,530	State Street Trust Company Canada	67	—	67
12/23/13	New Taiwan Dollar 1,182,180	United States Dollar 40,100	State Street Trust Company Canada	—	(181)	(181)
12/23/13	South Korean Won 59,654,572	United States Dollar 56,172	State Street Trust Company Canada	129	—	129
12/23/13	South Korean Won 59,254,000	United States Dollar 55,285	State Street Trust Company Canada	—	(382)	(382)
12/23/13	South Korean Won 545,375,800	United States Dollar 500,620	State Street Trust Company Canada	—	(11,733)	(11,733)
12/23/13	United States Dollar 221,355	Indian Rupee 14,303,990	State Street Trust Company Canada	8,846	—	8,846
12/23/13	United States Dollar 123,061	Brazilian Real 284,000	State Street Trust Company Canada	2,308	—	2,308
12/23/13	United States Dollar 11,486	Malaysian Ringgit 37,338	State Street Trust Company Canada	308	—	308
12/23/13	United States Dollar 5,153	Russian Ruble 173,800	State Street Trust Company Canada	218	—	218
12/23/13	United States Dollar 3,003	Indonesian Rupiah 34,339,000	State Street Trust Company Canada	18	—	18
12/23/13	United States Dollar 40,543	New Taiwan Dollar 1,185,000	State Street Trust Company Canada	—	(166)	(166)
12/23/13	United States Dollar 35,803	Brazilian Real 79,000	State Street Trust Company Canada	—	(930)	(930)
12/23/13	United States Dollar 92,854	Brazilian Real 204,000	State Street Trust Company Canada	—	(2,800)	(2,800)
12/23/13	United States Dollar 117,518	Indonesian Rupiah 1,296,810,000	State Street Trust Company Canada	—	(3,421)	(3,421)

				$18,907	$(24,339)	$(5,432)

6

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to enhance return.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $18,907 and $24,339, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,452,995

Gross unrealized appreciation	$607,489
Gross unrealized depreciation	(212,270)

Net unrealized appreciation	$395,219

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$1,090,012	$2,219,132	$—	$3,309,144
Emerging Europe	266,921	122,201	—	389,122
Latin America	950,386	292,949	—	1,243,335
Middle East/Africa	—	352,175	—	352,175
North America	16,047	—	—	16,047
Total Common Stocks	$2,323,366	$2,986,457 *	$—	$5,309,823
Exchange-Traded Funds	$356,359	$—	$—	$356,359
Short-Term Investments	—	182,032	—	182,032
Total Investments	$2,679,725	$3,168,489	$—	$5,848,214
Forward Foreign Currency Exchange Contracts	$—	$18,907	$—	$18,907
Total	$2,679,725	$3,187,396	$—	$5,867,121

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(24,339)	$—	$(24,339)
Total	$—	$(24,339)	$—	$(24,339)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Hexavest Global Equity Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 80.0%

Security	Shares	Value
Aerospace & Defense — 1.4%
Lockheed Martin Corp.	4,449	$593,230
Northrop Grumman Corp.	4,445	477,882
Rolls-Royce Holdings PLC(1)	2,659	48,987
Rolls-Royce Holdings PLC, PFC Shares(1)	228,674	366

		$1,120,465

Air Freight & Logistics — 1.0%
Deutsche Post AG	1,406	$47,483
FedEx Corp.	5,680	744,080
Yamato Holdings Co., Ltd.	1,600	34,409

		$825,972

Auto Components — 0.6%
Aisin Seiki Co., Ltd.	1,700	$69,062
Bridgestone Corp.	2,200	75,422
Denso Corp.	1,000	48,068
Goodyear Tire & Rubber Co. (The)	14,401	302,133

		$494,685

Automobiles — 3.8%
Bayerische Motoren Werke AG	671	$75,943
Ford Motor Co.	56,480	966,373
General Motors Co.(1)	23,246	858,940
Honda Motor Co., Ltd.	6,700	267,550
Nissan Motor Co., Ltd.	22,700	227,936
Suzuki Motor Corp.	3,800	95,552
Toyota Motor Corp.	8,400	544,641
Volkswagen AG, PFC Shares	368	93,328

		$3,130,263

Beverages — 2.5%
Anheuser-Busch InBev NV	1,868	$193,644
Asahi Group Holdings, Ltd.	800	21,636
Coca-Cola Co. (The)	8,705	344,457
Diageo PLC	7,570	241,312
Heineken NV	1,209	83,309
Kirin Holdings Co., Ltd.	9,000	131,539
Molson Coors Brewing Co., Class B	3,774	203,796
PepsiCo, Inc.	8,075	679,027
SABMiller PLC	2,945	153,554

		$2,052,274

Capital Markets — 0.9%
Credit Suisse Group AG(1)	5,189	$161,419
Deutsche Bank AG	1,428	69,014
Julius Baer Group, Ltd.(1)	1,076	52,784
Northern Trust Corp.	4,762	268,672
Partners Group Holding AG	140	36,291
UBS AG(1)	9,761	188,788

		$776,968

Security	Shares	Value
Chemicals — 0.7%
Akzo Nobel NV	662	$48,057
BASF SE	1,911	198,390
LyondellBasell Industries NV, Class A	2,929	218,503
Shin-Etsu Chemical Co., Ltd.	1,000	56,542
Syngenta AG	113	45,609

		$567,101

Commercial Banks — 5.9%
Australia and New Zealand Banking Group, Ltd.	3,647	$116,705
Banco Bilbao Vizcaya Argentaria SA	8,741	102,155
Banco Bradesco SA ADR, PFC Shares	5,210	75,128
Banco Santander SA	35,164	311,738
Bank of Yokohama, Ltd. (The)	9,000	49,628
Barclays PLC	65,090	273,864
BNP Paribas	1,135	83,733
Commonwealth Bank of Australia	3,222	231,992
Fifth Third Bancorp	8,636	164,343
HSBC Holdings PLC	48,554	532,217
Itau Unibanco Holding SA ADR, PFC Shares	6,929	106,776
Mitsubishi UFJ Financial Group, Inc.	46,800	298,035
Mizuho Financial Group, Inc.	116,100	243,701
National Australia Bank, Ltd.	7,718	257,942
Nordea Bank AB	7,721	98,763
Resona Holdings, Inc.	8,600	44,735
Skandinaviska Enskilda Banken AB, Class A	2,790	33,745
Societe Generale SA	933	52,705
Standard Chartered PLC	2,213	53,134
Sumitomo Mitsui Financial Group, Inc.	6,200	299,682
Sumitomo Mitsui Trust Holding, Inc.	29,000	143,234
Svenska Handelsbanken AB, Class A	865	39,121
Swedbank AB, Class A	1,868	48,617
Turkiye Garanti Bankasi A.S. ADR	9,713	39,338
U.S. Bancorp	8,122	303,438
United Overseas Bank, Ltd.	4,000	66,986
Wells Fargo & Co.	16,006	683,296
Westpac Banking Corp.	3,701	120,161

		$4,874,912

Commercial Services & Supplies — 0.1%
Brambles, Ltd.	6,607	$58,001

		$58,001

Communications Equipment — 0.9%
Blackberry, Ltd.(1)	8,276	$65,325
Cisco Systems, Inc.	27,212	612,270
Telefonaktiebolaget LM Ericsson, Class B	5,444	65,117

		$742,712

Computers & Peripherals — 1.8%
Apple, Inc.	2,345	$1,224,911
Hewlett-Packard Co.	9,418	229,516

		$1,454,427

Construction & Engineering — 0.1%
Balfour Beatty PLC	2,870	$13,125
Skanska AB, Class B	1,880	36,198

		$49,323

Security	Shares	Value
Consumer Finance — 0.1%
Capital One Financial Corp.	1,711	$117,494

		$117,494

Diversified Financial Services — 1.2%
ING Groep NV(1)	11,432	$145,274
Investor AB, Class B	2,424	77,719
JPMorgan Chase & Co.	10,135	522,358
London Stock Exchange Group PLC	2,223	58,429
NASDAQ OMX Group, Inc. (The)	3,390	120,108
ORIX Corp.	5,860	101,502

		$1,025,390

Diversified Telecommunication Services — 4.7%
AT&T, Inc.	31,270	$1,131,974
Belgacom SA	2,649	72,481
BT Group PLC	9,000	54,456
CenturyLink, Inc.	10,887	368,634
Chunghwa Telecom Co., Ltd. ADR	3,218	102,461
Deutsche Telekom AG	12,198	191,688
Nippon Telegraph & Telephone Corp.	5,100	265,100
Orange SA	10,671	146,684
Portugal Telecom SGPS SA	7,820	35,249
Singapore Telecommunications, Ltd.	22,000	66,793
Swisscom AG	148	75,488
Telefonica SA(1)	16,160	284,405
Telenor ASA	2,785	66,917
TeliaSonera AB	9,954	82,309
Telstra Corp., Ltd.	30,280	148,168
Verizon Communications, Inc.	11,336	572,581
Vivendi SA	9,124	231,017

		$3,896,405

Electric Utilities — 3.5%
American Electric Power Co., Inc.	2,441	$114,336
Chubu Electric Power Co., Inc.	4,900	72,535
Duke Energy Corp.	8,597	616,663
Edison International	10,533	516,433
Enel SpA	18,923	83,487
Entergy Corp.	4,005	259,204
Exelon Corp.	9,099	259,685
Iberdrola SA	19,461	122,154
Kansai Electric Power Co., Inc. (The)(1)	5,500	69,614
Korea Electric Power Corp. ADR(1)	5,378	71,205
NextEra Energy, Inc.	2,118	179,500
PPL Corp.	5,243	160,593
SSE PLC	3,851	87,361
Xcel Energy, Inc.	8,526	246,060

		$2,858,830

Electrical Equipment — 0.2%
ABB, Ltd.(1)	3,579	$91,184
Alstom SA	1,555	57,723
Osram Licht AG(1)	192	9,944
Schneider Electric SA	326	27,432

		$186,283

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Hitachi, Ltd.	25,310	$177,046
Hon Hai Precision Industry Co., Ltd. GDR(2)	4,687	23,257
Hoya Corp.	2,900	69,540
Kyocera Corp.	1,600	83,089

		$352,932

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	7,875	$457,459
Nabors Industries, Ltd.	6,378	111,487

		$568,946

Food & Staples Retailing — 3.7%
Aeon Co., Ltd.	4,900	$66,867
Casino Guichard-Perrachon SA	566	63,621
FamilyMart Co., Ltd.	1,300	58,236
J Sainsbury PLC	5,751	36,378
Koninklijke Ahold NV	4,079	77,528
Lawson, Inc.	700	56,136
Seven & i Holdings Co., Ltd.	4,700	173,941
Sysco Corp.	7,168	231,813
Tesco PLC	31,271	182,408
Wal-Mart de Mexico SAB de CV, Series V ADR	1,982	51,314
Wal-Mart Stores, Inc.	14,712	1,129,146
Walgreen Co.	9,780	579,367
Wesfarmers, Ltd.	3,984	161,667
WM Morrison Supermarkets PLC	22,595	101,949
Woolworths, Ltd.	2,789	91,971

		$3,062,342

Food Products — 2.6%
Archer-Daniels-Midland Co.	10,247	$419,102
Danone SA	3,310	245,153
Hormel Foods Corp.	2,431	105,651
Nestle SA	10,107	729,563
Toyo Suisan Kaisha, Ltd.	2,000	63,606
Tyson Foods, Inc., Class A	3,463	95,821
Unilever NV	8,709	345,272
Unilever PLC	2,841	115,206

		$2,119,374

Gas Utilities — 0.3%
Osaka Gas Co., Ltd.	26,000	$109,514
Tokyo Gas Co., Ltd.	26,000	141,077

		$250,591

Health Care Equipment & Supplies — 0.3%
Coloplast A/S, Class B	943	$61,507
Essilor International SA	323	34,614
Smith and Nephew PLC	11,259	143,999

		$240,120

Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	6,132	$359,703

		$359,703

Hotels, Restaurants & Leisure — 0.6%
Compass Group PLC	7,296	$104,925
MGM China Holdings, Ltd.	17,200	59,529

Security	Shares	Value
Sands China, Ltd.	5,600	$39,961
SJM Holdings, Ltd.	34,937	112,738
Sodexo	577	55,984
Wynn Macau, Ltd.	36,038	137,411

		$510,548

Household Products — 1.9%
Kimberly-Clark Corp.	949	$102,492
Procter & Gamble Co.	13,866	1,119,679
Reckitt Benckiser Group PLC	2,433	189,188
Svenska Cellulosa AB, Class B	3,989	113,093
Unicharm Corp.	1,000	64,229

		$1,588,681

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	6,492	$91,472
Calpine Corp.(1)	5,870	118,398

		$209,870

Industrial Conglomerates — 0.5%
Koninklijke Philips Electronics NV	4,738	$167,444
Siemens AG	2,102	268,619

		$436,063

Insurance — 1.2%
Aflac, Inc.	1,904	$123,722
AIA Group, Ltd.	27,302	138,635
Assurant, Inc.	1,396	81,638
Aviva PLC	3,706	26,605
China Life Insurance Co., Ltd. ADR	1,657	65,335
MetLife, Inc.	4,731	223,824
Muenchener Rueckversicherungs-Gesellschaft AG	115	23,993
Tokio Marine Holdings, Inc.	3,000	98,353
Zurich Insurance Group AG(1)	726	200,611

		$982,716

IT Services — 0.2%
International Business Machines Corp.	835	$149,640

		$149,640

Machinery — 0.7%
Cummins, Inc.	1,620	$205,772
Deere & Co.	2,197	179,802
Fanuc, Ltd.	300	48,122
Komatsu, Ltd.	2,000	43,881
Mitsubishi Heavy Industries, Ltd.	10,000	63,553
Sandvik AB	2,784	37,618

		$578,748

Media — 0.1%
British Sky Broadcasting Group PLC	4,454	$66,921
Pearson PLC	1,430	29,909

		$96,830

Metals & Mining — 3.3%
Anglo American PLC	2,291	$54,472
AngloGold Ashanti, Ltd. ADR	2,131	32,178
Barrick Gold Corp.	2,289	44,384
Barrick Gold Corp.	24,411	474,805
BHP Billiton PLC	6,722	207,431
BHP Billiton, Ltd.	9,288	328,362

Security	Shares	Value
Centerra Gold, Inc.	711	$2,844
Eldorado Gold Corp.	4,764	32,121
Glencore Xstrata PLC(1)	48,912	266,190
Goldcorp, Inc.	1,969	50,157
IAMGOLD Corp.	118,140	603,929
Newcrest Mining, Ltd.	5,801	56,250
Newmont Mining Corp.	2,575	70,194
Osisko Mining Corp.(1)	6,710	32,757
Pan American Silver Corp.	2,833	30,106
Randgold Resources, Ltd.	858	63,631
Rio Tinto PLC	5,276	266,966
Rio Tinto, Ltd.	966	58,126
SEMAFO, Inc.	5,868	15,927
Yamana Gold, Inc.	887	8,796

		$2,699,626

Multi-Utilities — 2.4%
Ameren Corp.	7,969	$288,319
Centrica PLC	18,063	102,160
Consolidated Edison, Inc.	8,169	475,599
DTE Energy Co.	1,473	101,843
E.ON AG	8,691	158,424
GDF Suez	8,734	216,461
National Grid PLC	12,565	157,901
PG&E Corp.	5,215	218,248
Public Service Enterprise Group, Inc.	5,756	192,826
RWE AG	872	32,126

		$1,943,907

Multiline Retail — 0.6%
Dollar General Corp.(1)	1,712	$98,919
Dollar Tree, Inc.(1)	1,897	110,785
Family Dollar Stores, Inc.	2,657	183,014
Kohl’s Corp.	2,020	114,736

		$507,454

Office Electronics — 0.0%(3)
Neopost SA	98	$7,399

		$7,399

Oil, Gas & Consumable Fuels — 8.3%
BG Group PLC	11,359	$231,720
BP PLC	73,246	568,580
Chevron Corp.	10,436	1,251,903
Exxon Mobil Corp.	31,212	2,797,219
INPEX Corp.	6,100	70,467
Marathon Petroleum Corp.	7,355	527,059
OAO Gazprom ADR	14,510	135,378
Occidental Petroleum Corp.	2,085	200,327
Petroleo Brasileiro SA ADR	3,862	70,134
Royal Dutch Shell PLC, Class A	3,182	105,976
Royal Dutch Shell PLC, Class A	561	18,687
Royal Dutch Shell PLC, Class B	6,907	239,120
Statoil ASA	8,516	201,499
Total SA	7,667	470,393

		$6,888,462

Paper & Forest Products — 0.2%
Domtar Corp.	2,036	$172,470

		$172,470

Personal Products — 0.3%
Kao Corp.	5,000	$166,518
L’Oreal SA	654	111,668

		$278,186

Security	Shares	Value
Pharmaceuticals — 10.5%
AbbVie, Inc.	5,269	$255,283
Astellas Pharma, Inc.	900	50,172
AstraZeneca PLC	8,136	430,721
Bayer AG	2,763	342,756
Bristol-Myers Squibb Co.	3,839	201,624
Eli Lilly & Co.	18,139	903,685
GlaxoSmithKline PLC	16,440	433,397
Johnson & Johnson	11,391	1,054,921
Merck & Co., Inc.	19,647	885,883
Merck KGaA	529	87,999
Novartis AG	8,324	646,130
Novo Nordisk A/S, Class B	1,433	238,670
Pfizer, Inc.	39,249	1,204,159
Roche Holding AG PC	2,566	709,590
Sanofi	5,942	633,555
Santen Pharmaceutical Co., Ltd.	1,100	55,842
Shire PLC	7,120	315,704
Takeda Pharmaceutical Co., Ltd.	1,900	90,544
Teva Pharmaceutical Industries, Ltd.	4,318	160,450

		$8,701,085

Real Estate Investment Trusts (REITs) — 0.8%
Goodman Group	13,925	$66,548
Mirvac Group	93,976	154,492
Stockland	35,993	136,418
Westfield Group	19,465	199,195
Westfield Retail Trust	26,509	77,341

		$633,994

Road & Rail — 0.9%
Asciano, Ltd.	16,390	$90,011
Aurizon Holdings, Ltd.	36,923	167,141
Central Japan Railway Co.	1,000	129,672
East Japan Railway Co.	2,300	199,802
West Japan Railway Co.	3,600	161,424

		$748,050

Semiconductors & Semiconductor Equipment — 1.1%
Broadcom Corp., Class A	4,911	$131,222
Intel Corp.	25,802	630,343
Marvell Technology Group, Ltd.	14,958	179,496

		$941,061

Software — 3.5%
CA, Inc.	9,022	$286,539
Microsoft Corp.	37,597	1,329,054
Nintendo Co., Ltd.	200	22,491
Oracle Corp.	23,700	793,950
SAP AG	2,522	197,352
VMware, Inc., Class A(1)	2,694	218,968

		$2,848,354

Specialty Retail — 0.7%
Dick’s Sporting Goods, Inc.	2,004	$106,633
Hennes & Mauritz AB, Class B	3,662	158,242

Security	Shares	Value
Industria de Diseno Textil SA	317	$52,064
TJX Cos., Inc. (The)	4,170	253,494
Yamada Denki Co., Ltd.	6,700	18,793

		$589,226

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	1,774	$89,906
Compagnie Financiere Richemont SA, Class A	1,364	139,469
LVMH Moet Hennessy Louis Vuitton SA	829	159,164
Swatch Group, Ltd. (The), Bearer Shares	66	42,154

		$430,693

Tobacco — 1.5%
British American Tobacco PLC	5,942	$327,833
Imperial Tobacco Group PLC	5,645	210,750
Japan Tobacco, Inc.	6,600	238,812
Reynolds American, Inc.	8,194	420,926
Swedish Match AB	974	32,116

		$1,230,437

Trading Companies & Distributors — 0.4%
ITOCHU Corp.	4,900	$58,918
Marubeni Corp.	7,000	54,806
Mitsubishi Corp.	4,500	91,040
Mitsui & Co., Ltd.	5,500	78,573
Sumitomo Corp.	6,100	79,381

		$362,718

Wireless Telecommunication Services — 1.7%
America Movil SAB de CV ADR, Series L	2,553	$54,660
China Mobile, Ltd. ADR	924	48,066
KDDI Corp.	5,200	281,614
MTN Group, Ltd. ADR	701	13,922
NTT DoCoMo, Inc.	15,600	247,494
SoftBank Corp.	2,300	171,761
Vodafone Group PLC	165,054	604,553

		$1,422,070

Total Common Stocks (identified cost $60,133,185)		$66,143,801

Exchange-Traded Funds — 7.4%

Security	Shares	Value
Equity Funds — 7.4%
Financial Select Sector SPDR Fund (The)	11,873	$244,109
iShares China Large-Cap ETF	9,728	365,481
iShares India 50 ETF	4,629	107,347
iShares Latin America 40 ETF	124	4,931
iShares MSCI Australia ETF	4,679	124,789
iShares MSCI Emerging Markets ETF	47,422	2,013,538
iShares MSCI EMU ETF	10,087	401,261
iShares MSCI Japan ETF	31,488	374,707
iShares MSCI Malaysia ETF	2,619	41,537

Security	Shares	Value
iShares MSCI South Korea Capped ETF	25,628	$1,637,886
iShares MSCI Switzerland Capped ETF	10,510	338,527
iShares MSCI United Kingdom ETF	19,904	405,046

Total Exchange-Traded Funds (identified cost $5,782,088)		$6,059,159

Rights — 0.0%(3)

Commercial Banks — 0.0%(3)
Banco Santander SA(1)	35,164	$7,496

Total Rights (identified cost $7,271)		$7,496

Short-Term Investments — 6.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$5,064	$5,064,080

Total Short-Term Investments (identified cost $5,064,080)		$5,064,080

Total Investments — 93.5% (identified cost $70,986,624)		$77,274,536

Other Assets, Less Liabilities — 6.5%		$5,410,844

Net Assets — 100.0%		$82,685,380

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $23,257 or less than 0.05% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2013 was $537.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	42.8%	$35,366,035
United Kingdom	8.6	7,120,085
Japan	8.2	6,745,437
Switzerland	3.8	3,119,080
France	3.1	2,597,306
Australia	3.0	2,520,491
Germany	2.2	1,797,059
Canada	1.6	1,361,151
Netherlands	1.3	1,085,387
Spain	1.1	872,516
Sweden	1.0	822,658
Other (less than 1.0% each)	3.3	2,736,596

Common Stocks	80.0%	$66,143,801
Exchange-Traded Funds	7.4	6,059,159
Rights	0.0 (1)	7,496
Short-Term Investments	6.1	5,064,080

Total Investments	93.5%	$77,274,536

(1)	Amount is less than 0.05%.

A summary of open financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/18/13	Australian Dollar 115,000	United States Dollar 108,445	State Street Trust Company Canada	$66	$—	$66
12/18/13	Australian Dollar 2,088,000	United States Dollar 1,959,045	State Street Trust Company Canada	—	(8,747)	(8,747)
12/18/13	Australian Dollar 1,278,909	United States Dollar 1,183,311	State Street Trust Company Canada	—	(21,971)	(21,971)
12/18/13	British Pound Sterling 340,000	United States Dollar 543,701	State Street Trust Company Canada	—	(1,275)	(1,275)
12/18/13	Canadian Dollar 5,618,844	United States Dollar 5,412,883	State Street Trust Company Canada	30,221	—	30,221
12/18/13	Euro 1,835,000	United States Dollar 2,533,992	State Street Trust Company Canada	42,333	—	42,333
12/18/13	Euro 132,785	United States Dollar 183,000	State Street Trust Company Canada	2,698	—	2,698
12/18/13	Euro 215,000	United States Dollar 291,966	State Street Trust Company Canada	28	—	28
12/18/13	Euro 3,733,261	United States Dollar 4,953,645	State Street Trust Company Canada	—	(115,571)	(115,571)
12/18/13	Japanese Yen 49,331,100	United States Dollar 507,000	State Street Trust Company Canada	5,177	—	5,177
12/18/13	Japanese Yen 29,200,000	United States Dollar 299,328	State Street Trust Company Canada	2,289	—	2,289
12/18/13	Japanese Yen 44,000,000	United States Dollar 447,145	State Street Trust Company Canada	—	(446)	(446)
12/18/13	Japanese Yen 395,131,193	United States Dollar 3,938,237	State Street Trust Company Canada	—	(81,254)	(81,254)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/18/13	Norwegian Krone 283,073	United States Dollar 47,622	State Street Trust Company Canada	$148	$—	$148
12/18/13	Norwegian Krone 40,000	United States Dollar 6,675	State Street Trust Company Canada	—	(34)	(34)
12/18/13	Norwegian Krone 668,000	United States Dollar 110,782	State Street Trust Company Canada	—	(1,248)	(1,248)
12/18/13	Singapore Dollar 779,000	United States Dollar 614,714	State Street Trust Company Canada	—	(12,418)	(12,418)
12/18/13	Swedish Krona 190,000	United States Dollar 29,346	State Street Trust Company Canada	56	—	56
12/18/13	Swiss Franc 115,000	United States Dollar 127,644	State Street Trust Company Canada	856	—	856
12/18/13	Swiss Franc 95,000	United States Dollar 104,643	State Street Trust Company Canada	—	(96)	(96)
12/18/13	Swiss Franc 272,835	United States Dollar 292,204	State Street Trust Company Canada	—	(8,600)	(8,600)
12/18/13	United States Dollar 645,134	Australian Dollar 700,000	State Street Trust Company Canada	14,566	—	14,566
12/18/13	United States Dollar 455,000	Australian Dollar 491,791	State Street Trust Company Canada	8,478	—	8,478
12/18/13	United States Dollar 304,212	British Pound Sterling 193,660	State Street Trust Company Canada	6,200	—	6,200
12/18/13	United States Dollar 414,500	British Pound Sterling 259,855	State Street Trust Company Canada	2,014	—	2,014
12/18/13	United States Dollar 241,747	Canadian Dollar 250,000	State Street Trust Company Canada	—	(2,255)	(2,255)
12/18/13	United States Dollar 778,078	Canadian Dollar 805,000	State Street Trust Company Canada	—	(6,916)	(6,916)
12/18/13	United States Dollar 88,294	Danish Krone 496,000	State Street Trust Company Canada	2,031	—	2,031
12/18/13	United States Dollar 97,174	Danish Krone 533,000	State Street Trust Company Canada	—	(111)	(111)
12/18/13	United States Dollar 269,000	Euro 198,439	State Street Trust Company Canada	451	—	451
12/18/13	United States Dollar 2,709,895	Euro 1,966,000	State Street Trust Company Canada	—	(40,358)	(40,358)
12/18/13	United States Dollar 5,556,621	Hong Kong Dollar 43,081,873	State Street Trust Company Canada	792	—	792
12/18/13	United States Dollar 108,869	Japanese Yen 10,766,592	State Street Trust Company Canada	655	—	655
12/18/13	United States Dollar 2,530,517	Japanese Yen 247,458,000	State Street Trust Company Canada	—	(13,239)	(13,239)
12/18/13	United States Dollar 12,831	New Zealand Dollar 16,000	State Street Trust Company Canada	345	—	345
12/18/13	United States Dollar 106,918	Norwegian Krone 640,000	State Street Trust Company Canada	416	—	416
12/18/13	United States Dollar 1,167,684	Singapore Dollar 1,480,495	State Street Trust Company Canada	24,184	—	24,184
12/18/13	United States Dollar 244,028	Swedish Krona 1,601,723	State Street Trust Company Canada	2,888	—	2,888
12/18/13	United States Dollar 253,000	Swiss Franc 230,425	State Street Trust Company Canada	1,046	—	1,046
12/23/13	South Korean Won 930,028,545	United States Dollar 853,707	State Street Trust Company Canada	—	(20,008)	(20,008)
12/23/13	United States Dollar 53,869	Indian Rupee 3,481,000	State Street Trust Company Canada	2,153	—	2,153

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/31/13	Hong Kong Dollar 240,000	United States Dollar 30,958	State Street Trust Company Canada	$—	$(2)	$(2)
12/31/13	Singapore Dollar 21,000	United States Dollar 16,631	State Street Trust Company Canada	—	(275)	(275)
12/31/13	United States Dollar 30,994	Hong Kong Dollar 240,000	State Street Trust Company Canada	—	(34)	(34)
12/31/13	United States Dollar 17,182	Singapore Dollar 21,000	State Street Trust Company Canada	—	(276)	(276)

				$150,091	$(335,134)	$(185,043)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/13	4 Topix Index	Long	$478,267	$487,949	$9,682
12/13	18 E-mini S&P 500 Index	Long	1,567,858	1,575,900	8,042
12/13	20 Euro Stoxx 50	Long	780,781	830,671	49,890
12/13	7 FTSE 100 Index	Long	736,640	752,948	16,308

					$83,922

Euro Stoxx 50: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

FTSE 100: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

TOPIX: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$83,922	$—

Total		$83,922	$—

Foreign Exchange	Forward foreign currency exchange contracts	$150,091	$(335,134)

Total		$150,091	$(335,134)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,441,149

Gross unrealized appreciation	$6,560,879
Gross unrealized depreciation	(727,492)

Net unrealized appreciation	$5,833,387

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,084,933	$2,674,766	$—	$5,759,699
Consumer Staples	5,482,591	4,848,703	—	10,331,294
Energy	5,550,966	1,906,442	—	7,457,408
Financials	2,895,470	5,516,004	—	8,411,474
Health Care	4,865,258	4,435,650	—	9,300,908
Industrials	2,200,766	2,164,857	—	4,365,623
Information Technology	5,874,491	622,034	—	6,496,525
Materials	1,789,171	1,650,026	—	3,439,197
Telecommunication Services	2,292,298	3,026,177	—	5,318,475
Utilities	3,910,384	1,352,814	—	5,263,198
Total Common Stocks	$37,946,328	$28,197,473 *	$—	$66,143,801
Exchange-Traded Funds	$6,059,159	$—	$—	$6,059,159
Rights	7,496	—	—	7,496
Short-Term Investments	—	5,064,080	—	5,064,080
Total Investments	$44,012,983	$33,261,553	$—	$77,274,536
Forward Foreign Currency Exchange Contracts	$—	$150,091	$—	$150,091
Futures Contracts	83,922	—	—	83,922
Total	$44,096,905	$33,411,644	$—	$77,508,549

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(335,134)	$—	$(335,134)
Total	$—	$(335,134)	$—	$(335,134)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.5%

Security	Shares	Value
Aerospace & Defense — 0.1%
Rolls-Royce Holdings PLC	652	$12,012
Rolls-Royce Holdings PLC, PFC Shares(1)	56,072	90

		$12,102

Air Freight & Logistics — 0.3%
Deutsche Post AG	371	$12,529
Yamato Holdings Co., Ltd.	400	8,602

		$21,131

Auto Components — 0.5%
Aisin Seiki Co., Ltd.	400	$16,250
Bridgestone Corp.	400	13,713
Denso Corp.	200	9,613

		$39,576

Automobiles — 3.3%
Bayerische Motoren Werke AG	164	$18,561
Honda Motor Co., Ltd.	1,100	43,926
Nissan Motor Co., Ltd.	3,800	38,157
Suzuki Motor Corp.	800	20,116
Toyota Motor Corp.	1,800	116,709
Volkswagen AG, PFC Shares	66	16,738

		$254,207

Beverages — 2.6%
Anheuser-Busch InBev NV	517	$53,594
Asahi Group Holdings, Ltd.	200	5,409
Diageo PLC	1,666	53,108
Heineken NV	296	20,396
Kirin Holdings Co., Ltd.	2,000	29,231
SABMiller PLC	731	38,115

		$199,853

Capital Markets — 1.5%
Credit Suisse Group AG(1)	1,157	$35,992
Deutsche Bank AG	359	17,350
Julius Baer Group, Ltd.(1)	294	14,422
Partners Group Holding AG	48	12,443
UBS AG(1)	2,090	40,423

		$120,630

Chemicals — 1.0%
Akzo Nobel NV	119	$8,639
BASF SE	454	47,132
Shin-Etsu Chemical Co., Ltd.	200	11,308
Syngenta AG	21	8,476

		$75,555

Commercial Banks — 10.0%
Australia and New Zealand Banking Group, Ltd.	731	$23,392
Banco Bilbao Vizcaya Argentaria SA	2,092	24,449
Banco Bradesco SA ADR, PFC Shares	362	5,220
Banco Santander SA	8,469	75,080
Bank of Yokohama, Ltd. (The)	2,000	11,029
Barclays PLC	14,431	60,718
BNP Paribas	417	30,763
Commonwealth Bank of Australia	548	39,457

1

Security	Shares	Value
HSBC Holdings PLC	10,556	$115,708
Itau Unibanco Holding SA ADR, PFC Shares	409	6,303
Mitsubishi UFJ Financial Group, Inc.	9,600	61,135
Mizuho Financial Group, Inc.	20,900	43,870
National Australia Bank, Ltd.	1,281	42,812
Nordea Bank AB	1,815	23,217
Resona Holdings, Inc.	1,800	9,363
Skandinaviska Enskilda Banken AB, Class A	959	11,599
Societe Generale SA	237	13,388
Standard Chartered PLC	535	12,845
Sumitomo Mitsui Financial Group, Inc.	1,400	67,670
Sumitomo Mitsui Trust Holding, Inc.	6,000	29,635
Svenska Handelsbanken AB, Class A	310	14,020
Swedbank AB, Class A	432	11,243
Turkiye Garanti Bankasi A.S. ADR	676	2,738
United Overseas Bank, Ltd.	1,000	16,747
Westpac Banking Corp.	939	30,487

		$782,888

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	1,583	$13,897

		$13,897

Communications Equipment — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	1,204	$14,401

		$14,401

Construction & Engineering — 0.1%
Balfour Beatty PLC	1,049	$4,797
Skanska AB, Class B	375	7,221

		$12,018

Diversified Financial Services — 1.1%
ING Groep NV(1)	2,727	$34,654
Investor AB, Class B	593	19,013
London Stock Exchange Group PLC	536	14,088
ORIX Corp.	1,260	21,825

		$89,580

Diversified Telecommunication Services — 5.0%
Belgacom SA	667	$18,250
BT Group PLC	2,193	13,269
Chunghwa Telecom Co., Ltd. ADR	223	7,100
Deutsche Telekom AG	2,803	44,048
Nippon Telegraph & Telephone Corp.	1,000	51,981
Orange SA	2,448	33,651
Portugal Telecom SGPS SA	1,986	8,952
Singapore Telecommunications, Ltd.	4,000	12,144
Swisscom AG	37	18,872
Telefonica SA(1)	3,441	60,559
Telenor ASA	621	14,921
TeliaSonera AB	2,435	20,135
Telstra Corp., Ltd.	6,341	31,028
Vivendi SA	2,075	52,539

		$387,449

Electric Utilities — 1.6%
Chubu Electric Power Co., Inc.	1,000	$14,803
Enel SpA	5,106	22,527
Iberdrola SA	4,830	30,317
Kansai Electric Power Co., Inc. (The)(1)	1,100	13,923
Korea Electric Power Corp. ADR(1)	1,716	22,720
SSE PLC	977	22,163

		$126,453

2

Security	Shares	Value
Electrical Equipment — 0.5%
ABB, Ltd.(1)	621	$15,821
Alstom SA	395	14,663
Osram Licht AG(1)	31	1,606
Schneider Electric SA	75	6,311

		$38,401

Electronic Equipment, Instruments & Components — 0.8%
Hitachi, Ltd.	3,622	$25,336
Hon Hai Precision Industry Co., Ltd. GDR(2)	407	2,020
Hoya Corp.	600	14,388
Kyocera Corp.	400	20,772

		$62,516

Food & Staples Retailing — 3.2%
Aeon Co., Ltd.	1,000	$13,646
Casino Guichard-Perrachon SA	143	16,074
FamilyMart Co., Ltd.	300	13,439
J Sainsbury PLC	1,460	9,235
Koninklijke Ahold NV	1,036	19,691
Lawson, Inc.	200	16,039
Seven & i Holdings Co., Ltd.	900	33,308
Tesco PLC	7,238	42,220
Wal-Mart de Mexico SAB de CV, Series V ADR	137	3,547
Wesfarmers, Ltd.	730	29,622
WM Morrison Supermarkets PLC	7,546	34,048
Woolworths, Ltd.	591	19,489

		$250,358

Food Products — 4.3%
Danone SA	720	$53,326
Nestle SA	2,419	174,613
Unilever NV	1,905	75,525
Unilever PLC	725	29,399

		$332,863

Gas Utilities — 0.7%
Osaka Gas Co., Ltd.	6,000	$25,273
Tokyo Gas Co., Ltd.	5,000	27,130

		$52,403

Health Care Equipment & Supplies — 0.8%
Coloplast A/S, Class B	239	$15,589
Essilor International SA	87	9,323
Smith and Nephew PLC	2,782	35,581

		$60,493

Hotels, Restaurants & Leisure — 1.4%
Compass Group PLC	1,894	$27,238
MGM China Holdings, Ltd.	3,600	12,459
Sands China, Ltd.	1,200	8,563
SJM Holdings, Ltd.	7,373	23,792
Sodexo	146	14,166
Wynn Macau, Ltd.	6,592	25,135

		$111,353

Household Products — 1.1%
Reckitt Benckiser Group PLC	586	$45,567
Svenska Cellulosa AB, Class B	971	27,529
Unicharm Corp.	200	12,846

		$85,942

Industrial Conglomerates — 1.1%
Koninklijke Philips Electronics NV	907	$32,054
Siemens AG	453	57,890

		$89,944

3

Security	Shares	Value
Insurance — 1.4%
AIA Group, Ltd.	4,725	$23,993
Aviva PLC	1,678	12,046
China Life Insurance Co., Ltd. ADR	115	4,534
Muenchener Rueckversicherungs-Gesellschaft AG	28	5,842
Tokio Marine Holdings, Inc.	700	22,949
Zurich Insurance Group AG(1)	143	39,514

		$108,878

Machinery — 0.6%
Fanuc, Ltd.	100	$16,041
Komatsu, Ltd.	400	8,776
Mitsubishi Heavy Industries, Ltd.	2,000	12,710
Sandvik AB	595	8,040

		$45,567

Media — 0.4%
British Sky Broadcasting Group PLC	1,089	$16,362
Pearson PLC	569	11,901

		$28,263

Metals & Mining — 4.2%
Anglo American PLC	543	$12,911
AngloGold Ashanti, Ltd. ADR	212	3,201
AuRico Gold, Inc.	1,391	5,777
Barrick Gold Corp.	363	7,060
BHP Billiton PLC	1,622	50,052
BHP Billiton, Ltd.	1,604	56,707
Centerra Gold, Inc.	82	328
Eldorado Gold Corp.	389	2,623
Glencore Xstrata PLC	10,902	59,331
Goldcorp, Inc.	202	5,146
IAMGOLD Corp.	92	469
IAMGOLD Corp.	704	3,599
Kinross Gold Corp.	1,252	6,364
Newcrest Mining, Ltd.	1,236	11,985
Newmont Mining Corp.	119	3,244
Osisko Mining Corp.(1)	115	561
Pan American Silver Corp.	594	6,312
Randgold Resources, Ltd.	208	15,426
Rio Tinto PLC	1,202	60,821
Rio Tinto, Ltd.	197	11,854
SEMAFO, Inc.	361	980
Yamana Gold, Inc.	136	1,349

		$326,100

Multi-Utilities — 1.9%
Centrica PLC	4,071	$23,025
E.ON AG	2,016	36,749
GDF Suez	1,945	48,204
National Grid PLC	2,855	35,878
RWE AG	227	8,363

		$152,219

Office Electronics — 0.1%
Neopost SA	59	$4,455

		$4,455

Oil, Gas & Consumable Fuels — 5.9%
BG Group PLC	2,430	$49,571

4

Security	Shares	Value
BP PLC	17,754	$137,817
INPEX Corp.	1,200	13,862
OAO Gazprom ADR	1,009	9,414
Petroleo Brasileiro SA ADR	268	4,867
Royal Dutch Shell PLC, Class A	748	24,912
Royal Dutch Shell PLC, Class A	277	9,227
Royal Dutch Shell PLC, Class B	1,471	50,926
Statoil ASA	1,772	41,928
Total SA	1,975	121,172

		$463,696

Personal Products — 0.7%
Kao Corp.	800	$26,643
L’Oreal SA	146	24,929

		$51,572

Pharmaceuticals — 12.7%
Astellas Pharma, Inc.	200	$11,149
AstraZeneca PLC	2,100	111,174
Bayer AG	594	73,687
GlaxoSmithKline PLC	3,714	97,910
Merck KGaA	122	20,295
Novartis AG	1,910	148,259
Novo Nordisk A/S, Class B	355	59,126
Roche Holding AG PC	627	173,388
Sanofi	1,432	152,684
Santen Pharmaceutical Co., Ltd.	200	10,153
Shire PLC	1,622	71,920
Takeda Pharmaceutical Co., Ltd.	400	19,062
Teva Pharmaceutical Industries, Ltd.	1,078	40,057

		$988,864

Real Estate Investment Trusts (REITs) — 1.6%
Goodman Group	2,910	$13,907
Mirvac Group	19,783	32,522
Stockland	6,772	25,667
Westfield Group	3,210	32,850
Westfield Retail Trust	5,649	16,481

		$121,427

Road & Rail — 1.7%
Asciano, Ltd.	2,842	$15,608
Aurizon Holdings, Ltd.	5,779	26,160
Central Japan Railway Co.	200	25,934
East Japan Railway Co.	400	34,748
West Japan Railway Co.	700	31,388

		$133,838

Software — 0.8%
Nintendo Co., Ltd.	100	$11,246
SAP AG	687	53,759

		$65,005

Specialty Retail — 0.6%
Hennes & Mauritz AB, Class B	744	$32,150
Industria de Diseno Textil SA	77	12,646
Yamada Denki Co., Ltd.	2,200	6,171

		$50,967

Textiles, Apparel & Luxury Goods — 0.8%
Compagnie Financiere Richemont SA, Class A	240	$24,540
LVMH Moet Hennessy Louis Vuitton SA	146	28,031
Swatch Group, Ltd. (The), Bearer Shares	11	7,026

		$59,597

5

Security	Shares	Value
Tobacco — 2.1%
British American Tobacco PLC	1,212	$66,869
Imperial Tobacco Group PLC	1,282	47,862
Japan Tobacco, Inc.	1,200	43,421
Swedish Match AB	281	9,265

		$167,417

Trading Companies & Distributors — 0.9%
ITOCHU Corp.	1,100	$13,227
Marubeni Corp.	1,000	7,829
Mitsubishi Corp.	900	18,208
Mitsui & Co., Ltd.	1,100	15,715
Sumitomo Corp.	1,300	16,917

		$71,896

Wireless Telecommunication Services — 3.7%
America Movil SAB de CV ADR, Series L	177	$3,790
China Mobile, Ltd. ADR	70	3,641
KDDI Corp.	1,000	54,156
MTN Group, Ltd. ADR	48	953
NTT DoCoMo, Inc.	3,300	52,355
SoftBank Corp.	500	37,339
Vodafone Group PLC	37,567	137,599

		$289,833

Total Common Stocks (identified cost $5,632,931)		$6,363,607

Exchange-Traded Funds — 5.4%

Security	Shares	Value
Equity Funds — 5.4%
iShares China Large-Cap ETF	530	$19,912
iShares India 50 ETF	198	4,592
iShares Latin America 40 ETF	22	875
iShares MSCI Australia ETF	244	6,508
iShares MSCI Emerging Markets ETF	2,630	111,670
iShares MSCI EMU ETF	507	20,168
iShares MSCI Japan ETF	779	9,270
iShares MSCI Malaysia ETF	129	2,046
iShares MSCI South Korea Capped ETF	1,802	115,166
iShares MSCI Switzerland Capped ETF	1,058	34,078
iShares MSCI United Kingdom ETF	4,769	97,049

Total Exchange-Traded Funds (identified cost $384,530)		$421,334

Rights — 0.0%(3)

Security	Shares	Value
Commercial Banks — 0.0%(3)
Banco Santander SA(1)	8,469	$1,805

Total Rights (identified cost $1,751)		$1,805

6

Short-Term Investments — 5.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$452	$452,454

Total Short-Term Investments (identified cost $452,454)		$452,454

Total Investments — 92.7% (identified cost $6,471,666)		$7,239,200

Other Assets, Less Liabilities — 7.3%		$568,157

Net Assets — 100.0%		$7,807,357

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $2,020 or less than 0.05% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2013 was $68.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	21.4%	$1,673,741
Japan	17.3	1,350,444
Switzerland	9.1	713,789
France	8.0	623,679
Australia	6.1	473,925
Germany	5.3	414,549
Spain	2.6	203,051
Sweden	2.5	197,833
Netherlands	2.4	190,959
Hong Kong	1.3	97,583
Denmark	1.0	74,715
Other (less than 1.0% each)	4.5	349,339

Common Stocks	81.5%	$6,363,607
Exchange-Traded Funds	5.4	421,334
Rights	0.0 (1)	1,805
Short-Term Investments	5.8	452,454

Total Investments	92.7%	$7,239,200

(1)	Amount is less than 0.05%.

7

A summary of open financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/18/13	Australian Dollar 294,700	Hong Kong Dollar 2,143,643	State Street Trust Company Canada	$—	$(1,211)	$(1,211)
12/18/13	British Pound Sterling 5,000	United States Dollar 8,112	State Street Trust Company Canada	98	—	98
12/18/13	British Pound Sterling 109,005	United States Dollar 171,230	State Street Trust Company Canada	—	(3,490)	(3,490)
12/18/13	Canadian Dollar 14,559	United States Dollar 14,026	State Street Trust Company Canada	78	—	78
12/18/13	Danish Krone 23,500	United States Dollar 4,282	State Street Trust Company Canada	3	—	3
12/18/13	Danish Krone 138,100	United States Dollar 25,071	State Street Trust Company Canada	—	(78)	(78)
12/18/13	Euro 155,700	United States Dollar 215,010	State Street Trust Company Canada	3,592	—	3,592
12/18/13	Euro 35,500	United States Dollar 48,228	State Street Trust Company Canada	24	—	24
12/18/13	Euro 232,731	United States Dollar 308,810	State Street Trust Company Canada	—	(7,205)	(7,205)
12/18/13	Hong Kong Dollar 348,526	British Pound Sterling 28,000	State Street Trust Company Canada	—	(78)	(78)
12/18/13	Hong Kong Dollar 429,008	British Pound Sterling 34,100	State Street Trust Company Canada	—	(683)	(683)
12/18/13	Hong Kong Dollar 476,101	Euro 45,500	State Street Trust Company Canada	367	—	367
12/18/13	Hong Kong Dollar 2,223,568	Euro 208,100	State Street Trust Company Canada	—	(4,264)	(4,264)
12/18/13	Japanese Yen 3,250,000	United States Dollar 33,452	State Street Trust Company Canada	391	—	391
12/18/13	Japanese Yen 1,800,000	United States Dollar 18,239	State Street Trust Company Canada	—	(71)	(71)
12/18/13	Japanese Yen 2,475,285	United States Dollar 25,097	State Street Trust Company Canada	—	(82)	(82)
12/18/13	Japanese Yen 18,463,791	United States Dollar 184,027	State Street Trust Company Canada	—	(3,797)	(3,797)
12/18/13	Norwegian Krone 23,500	United States Dollar 3,953	State Street Trust Company Canada	12	—	12
12/18/13	Singapore Dollar 173,300	Hong Kong Dollar 1,060,151	State Street Trust Company Canada	—	(2,759)	(2,759)
12/18/13	Singapore Dollar 8,500	United States Dollar 6,804	State Street Trust Company Canada	—	(39)	(39)
12/18/13	Swiss Franc 15,000	United States Dollar 16,479	State Street Trust Company Canada	—	(59)	(59)
12/18/13	Swiss Franc 91,834	United States Dollar 98,353	State Street Trust Company Canada	—	(2,895)	(2,895)
12/18/13	United States Dollar 25,220	Australian Dollar 27,258	State Street Trust Company Canada	468	—	468
12/18/13	United States Dollar 46,170	Danish Krone 259,368	State Street Trust Company Canada	1,062	—	1,062
12/18/13	United States Dollar 62,550	Euro 46,000	State Street Trust Company Canada	—	(89)	(89)
12/18/13	United States Dollar 471,537	Hong Kong Dollar 3,655,945	State Street Trust Company Canada	67	—	67

8

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/18/13	United States Dollar 75,000	Hong Kong Dollar 581,549	State Street Trust Company Canada	$18	$—	$18
12/18/13	United States Dollar 74,000	Hong Kong Dollar 573,749	State Street Trust Company Canada	12	—	12
12/18/13	United States Dollar 61,000	Hong Kong Dollar 472,964	State Street Trust Company Canada	11	—	11
12/18/13	United States Dollar 30,000	Hong Kong Dollar 232,597	State Street Trust Company Canada	4	—	4
12/18/13	United States Dollar 272,700	Japanese Yen 26,667,200	State Street Trust Company Canada	—	(1,427)	(1,427)
12/18/13	United States Dollar 199,498	Singapore Dollar 252,942	State Street Trust Company Canada	4,132	—	4,132
12/18/13	United States Dollar 44,423	Swedish Krona 291,577	State Street Trust Company Canada	526	—	526
12/18/13	United States Dollar 33,159	Swiss Franc 30,000	State Street Trust Company Canada	—	(83)	(83)
12/18/13	United States Dollar 35,527	Swiss Franc 31,797	State Street Trust Company Canada	—	(470)	(470)
12/23/13	South Korean Won 100,813,453	United States Dollar 92,540	State Street Trust Company Canada	—	(2,169)	(2,169)
12/23/13	United States Dollar 5,865	Indian Rupee 379,000	State Street Trust Company Canada	234	—	234

				$11,099	$(30,949)	$(19,850)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/13	5 Euro Stoxx 50	Long	$198,209	$207,668	$9,459
12/13	3 E-Mini MSCI Emerging Markets Index	Long	151,405	153,585	2,180

					$11,639

Euro Stoxx 50: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

MSCI Emerging Markets Index: Market capitalization-float-adjusted index of 21 emerging indices.

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

9

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$11,639	$—

Total		$11,639	$—

Foreign Exchange	Forward foreign currency exchange contracts	$11,099	$(30,949)

Total		$11,099	$(30,949)

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,514,850

Gross unrealized appreciation	$793,987
Gross unrealized depreciation	(69,637)

Net unrealized appreciation	$724,350

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$543,963	$—	$543,963
Consumer Staples	3,547	1,084,458	—	1,088,005
Energy	14,281	449,415	—	463,696
Financials	18,795	1,204,608	—	1,223,403
Health Care	—	1,049,357	—	1,049,357
Industrials	—	438,794	—	438,794
Information Technology	2,020	144,357	—	146,377
Materials	47,013	354,642	—	401,655
Telecommunication Services	15,484	661,798	—	677,282
Utilities	22,720	308,355	—	331,075
Total Common Stocks	$123,860	$6,239,747 *	$—	$6,363,607
Exchange-Traded Funds	$421,334	$—	$—	$421,334
Rights	1,805	—	—	1,805
Short-Term Investments	—	452,454	—	452,454
Total Investments	$546,999	$6,692,201	$—	$7,239,200
Forward Foreign Currency Exchange Contracts	$—	$11,099	$—	$11,099
Futures Contracts	11,639	—	—	11,639
Total	$558,638	$6,703,300	$—	$7,261,938

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(30,949)	$—	$(30,949)
Total	$—	$(30,949)	$—	$(30,949)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

10

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the period then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Hexavest U.S. Equity Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.1%

Security	Shares	Value
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	214	$28,535
Northrop Grumman Corp.	169	18,169

		$46,704

Air Freight & Logistics — 1.8%
FedEx Corp.	252	$33,012

		$33,012

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	535	$11,224

		$11,224

Automobiles — 4.6%
Ford Motor Co.	2,441	$41,765
General Motors Co.(1)	1,184	43,749

		$85,514

Beverages — 3.0%
Coca-Cola Co. (The)	412	$16,303
Molson Coors Brewing Co., Class B	163	8,802
PepsiCo, Inc.	354	29,768

		$54,873

Capital Markets — 0.6%
Northern Trust Corp.	186	$10,494

		$10,494

Chemicals — 0.5%
LyondellBasell Industries NV, Class A	118	$8,803

		$8,803

Commercial Banks — 2.7%
Fifth Third Bancorp	344	$6,546
U.S. Bancorp	400	14,944
Wells Fargo & Co.	665	28,389

		$49,879

Communications Equipment — 1.6%
Blackberry, Ltd.(1)	253	$1,997
Cisco Systems, Inc.	1,213	27,293

		$29,290

Computers & Peripherals — 3.4%
Apple, Inc.	102	$53,280
Hewlett-Packard Co.	380	9,260

		$62,540

Consumer Finance — 0.3%
Capital One Financial Corp.	76	$5,219

		$5,219

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	494	$25,461
NASDAQ OMX Group, Inc. (The)	151	5,350

		$30,811

1

Security	Shares	Value
Diversified Telecommunication Services — 5.2%
AT&T, Inc.	1,398	$50,608
CenturyLink, Inc.	536	18,149
Verizon Communications, Inc.	552	27,881

		$96,638

Electric Utilities — 5.8%
American Electric Power Co., Inc.	138	$6,464
Duke Energy Corp.	350	25,105
Edison International	438	21,475
Entergy Corp.	199	12,879
Exelon Corp.	456	13,014
NextEra Energy, Inc.	85	7,204
PPL Corp.	292	8,944
Xcel Energy, Inc.	396	11,429

		$106,514

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	304	$17,659
Nabors Industries, Ltd.	258	4,510

		$22,169

Food & Staples Retailing — 4.7%
Sysco Corp.	301	$9,735
Wal-Mart Stores, Inc.	675	51,806
Walgreen Co.	443	26,243

		$87,784

Food Products — 1.6%
Archer-Daniels-Midland Co.	508	$20,777
Hormel Foods Corp.	70	3,042
Tyson Foods, Inc., Class A	238	6,586

		$30,405

Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	243	$14,254

		$14,254

Household Products — 2.9%
Kimberly-Clark Corp.	36	$3,888
Procter & Gamble Co.	606	48,934

		$52,822

Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The)	285	$4,016
Calpine Corp.(1)	220	4,437

		$8,453

Insurance — 1.0%
Aflac, Inc.	85	$5,523
Assurant, Inc.	62	3,626
MetLife, Inc.	197	9,320

		$18,469

IT Services — 0.3%
International Business Machines Corp.	36	$6,452

		$6,452

Machinery — 0.8%
Cummins, Inc.	65	$8,256
Deere & Co.	89	7,284

		$15,540

2

Security	Shares	Value
Metals & Mining — 1.8%
Barrick Gold Corp.	463	$9,006
IAMGOLD Corp.	3,660	18,710
Newmont Mining Corp.	197	5,370

		$33,086

Multi-Utilities — 3.2%
Ameren Corp.	409	$14,797
Consolidated Edison, Inc.	342	19,911
DTE Energy Co.	63	4,356
PG&E Corp.	195	8,161
Public Service Enterprise Group, Inc.	348	11,658

		$58,883

Multiline Retail — 1.4%
Dollar General Corp.(1)	82	$4,738
Dollar Tree, Inc.(1)	90	5,256
Family Dollar Stores, Inc.	157	10,814
Kohl’s Corp.	89	5,055

		$25,863

Oil, Gas & Consumable Fuels — 11.9%
Chevron Corp.	713	$85,531
Exxon Mobil Corp.	948	84,960
Marathon Petroleum Corp.	586	41,993
Occidental Petroleum Corp.	84	8,071

		$220,555

Paper & Forest Products — 0.4%
Domtar Corp.	91	$7,709

		$7,709

Pharmaceuticals — 11.0%
AbbVie, Inc.	231	$11,192
Bristol-Myers Squibb Co.	178	9,349
Eli Lilly & Co.	838	41,749
Johnson & Johnson	462	42,786
Merck & Co., Inc.	943	42,520
Pfizer, Inc.	1,783	54,702

		$202,298

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom Corp., Class A	216	$5,772
Intel Corp.	1,333	32,565
Marvell Technology Group, Ltd.	646	7,752

		$46,089

Software — 6.7%
CA, Inc.	465	$14,769
Microsoft Corp.	1,689	59,706
Oracle Corp.	1,090	36,515
VMware, Inc., Class A(1)	151	12,273

		$123,263

Specialty Retail — 0.8%
Dick’s Sporting Goods, Inc.	89	$4,736
TJX Cos., Inc. (The)	155	9,422

		$14,158

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	78	$3,953

		$3,953

3

Security	Shares	Value
Tobacco — 1.1%
Reynolds American, Inc.	409	$21,010

		$21,010

Total Common Stocks (identified cost $1,485,065)		$1,644,730

Exchange-Traded Funds — 4.2%

Security	Shares	Value
Equity Funds — 4.2%
Financial Select Sector SPDR Fund (The)	486	$9,992
Market Vectors Gold Miners ETF	430	10,797
SPDR S&P 500 ETF Trust	321	56,410

Total Exchange-Traded Funds (identified cost $74,786)		$77,199

Short-Term Investments — 7.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$137	$137,246

Total Short-Term Investments (identified cost $137,246)		$137,246

Total Investments — 100.8% (identified cost $1,697,097)		$1,859,175

Other Assets, Less Liabilities — (0.8)%		$(13,888)

Net Assets — 100.0%		$1,845,287

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2013 was $15.

A summary of open financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/18/13	Canadian Dollar 161,019	United States Dollar 155,161	State Street Trust Company Canada	$911	$—	$911
12/18/13	Canadian Dollar 5,000	United States Dollar 4,849	State Street Trust Company Canada	59	—	59
12/18/13	United States Dollar 14,584	Canadian Dollar 15,000	State Street Trust Company Canada	—	(215)	(215)
12/18/13	United States Dollar 139,453	Canadian Dollar 145,000	State Street Trust Company Canada	—	(547)	(547)

				$970	$(762)	$208

4

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

At October 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $970 and $762, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,700,136

Gross unrealized appreciation	$185,812
Gross unrealized depreciation	(26,773)

Net unrealized appreciation	$159,039

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$1,644,730	*	$—	$—	$1,644,730
Exchange-Traded Funds	77,199		—	—	77,199
Short-Term Investments	—		137,246	—	137,246
Total Investments	$1,721,929		$137,246	$—	$1,859,175
Forward Foreign Currency Exchange Contracts	—		970	—	970
Total	$1,721,929		$138,216	$—	$1,860,145

Liability Description
Forward Foreign Currency Exchange Contracts	—		(762)	—	(762)
Total	$—		$(762)	$—	$(762)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2013